Equity - Additional Information (Detail)									1 Months Ended		3 Months Ended	5 Months Ended			12 Months Ended
	Jun. 14, 2016 JPY (¥) shares	May 18, 2016 JPY (¥) shares	Nov. 13, 2015 JPY (¥) shares	Jul. 01, 2015	May 14, 2014 JPY (¥) shares	Mar. 07, 2014 JPY (¥) shares	Nov. 15, 2013 JPY (¥)	Nov. 24, 1995 JPY (¥) shares	May 31, 2016 JPY (¥) shares	Sep. 03, 2014 JPY (¥) shares	Oct. 30, 2015 JPY (¥) shares	Mar. 31, 2016 JPY (¥) ¥ / shares shares	Mar. 31, 2015 JPY (¥) shares	Oct. 31, 2013 JPY (¥) shares	Mar. 31, 2016 JPY (¥) ¥ / shares shares	Mar. 31, 2015 JPY (¥) shares	Mar. 31, 2014 JPY (¥) shares	Mar. 31, 2017 JPY (¥) shares	Apr. 28, 2016 JPY (¥) shares	Feb. 05, 2016 shares	Aug. 05, 2015 JPY (¥) shares	Nov. 07, 2014 JPY (¥) shares	Oct. 31, 2014 JPY (¥) shares	Aug. 06, 2014 JPY (¥) shares
Equity, Class of Treasury Stock [Line Items]
Capitalized additional paid-in capital to common stock								¥ 15,600,000,000
Common stock, Issued | shares								312,000				2,096,394,470	2,273,394,470		2,096,394,470	2,273,394,470
Percentage of common stock shares outstanding								2.00%
Estimated cumulative effect on retained earnings, net of tax								¥ 234,624,000,000
Minimum percentage of legal reserve from dividend payment in accordance with the Japanese companies act																10.00%
Required ratio of legal reserve to capital stock in accordance with the Japanese companies act																25.00%
Stock repurchase, shares | shares					413,227	26,556,800					21,000,000		51,000,000	48,737,200
Stock repurchase					¥ 2,429,000,000	¥ 156,499,000,000					¥ 93,589,000,000		¥ 338,117,000,000	¥ 250,000,000,000	¥ 93,886,000,000	¥ 340,781,000,000	¥ 406,696,000,000
Cancellation of treasury stock under resolution of the board of directors | shares			(177,000,000)												(177,000,000)		(186,500,000)
Stock split ratio				2
Statutory accounting practices, statutory amount available for dividend payments												¥ 971,815,000,000			¥ 971,815,000,000
Cash dividends included in retained earnings												¥ 125,768,000,000			¥ 125,768,000,000
Cash dividends per share included in retained earnings | ¥ / shares												¥ 60			¥ 60
Increase in additional paid-in capital due to stock repurchase															¥ (23,171,000,000)	¥ (138,937,000,000)	¥ 3,662,000,000
May 13, 2013 through March 31, 2014 | Maximum
Equity, Class of Treasury Stock [Line Items]
Common stock acquire number of shares authorized | shares																	50,000,000
Amount of outstanding shares to be acquired																	¥ 250,000,000,000
From February 7, 2014 through March 31, 2014 | Maximum
Equity, Class of Treasury Stock [Line Items]
Common stock acquire number of shares authorized | shares																	38,000,000
Amount of outstanding shares to be acquired																	¥ 200,000,000,000
From November 10, 2014 through June 30, 2015 | Maximum
Equity, Class of Treasury Stock [Line Items]
Common stock acquire number of shares authorized | shares																						51,000,000
Amount of outstanding shares to be acquired																						¥ 350,000,000,000
August 6, 2015 through October 30,2015 | Maximum
Equity, Class of Treasury Stock [Line Items]
Common stock acquire number of shares authorized | shares																					21,000,000
Amount of outstanding shares to be acquired																					¥ 100,000,000,000
Scenario, Forecast | May 16, 2016 through March 31, 2017 | Maximum
Equity, Class of Treasury Stock [Line Items]
Common stock acquire number of shares authorized | shares																		68,000,000
Amount of outstanding shares to be acquired																		¥ 350,000,000,000
NTT DOCOMO
Equity, Class of Treasury Stock [Line Items]
Stock repurchased, shares | shares										181,530,121		120,867,062	83,746,000
Stock repurchased, value										¥ 307,694,000,000		¥ 307,486,000,000	¥ 165,342,000,000
Ownership interest										65.30%		65.70%	66.70%		65.70%	66.70%				66.70%			65.30%	66.70%
Increase in additional paid-in capital due to stock repurchase										¥ 17,520,000,000		¥ 42,150,000,000	¥ 2,501,000,000
NTT DOCOMO | Maximum
Equity, Class of Treasury Stock [Line Items]
Common stock acquire number of shares authorized | shares																				137,578,616			138,469,879	206,489,675
Amount of outstanding shares to be acquired																							¥ 192,306,000,000	¥ 350,000,000,000
Parent Company
Equity, Class of Treasury Stock [Line Items]
Stock repurchased, shares | shares										176,991,100		117,924,500
Subsequent Event
Equity, Class of Treasury Stock [Line Items]
Stock repurchase, shares | shares		9,021,000
Stock repurchase		¥ 24,433,000,000
Subsequent Event | May 16, 2016 through March 31, 2017 | Maximum
Equity, Class of Treasury Stock [Line Items]
Stock repurchase, shares | shares	59,038,100
Stock repurchase	¥ 267,384,000,000
Subsequent Event | NTT DOCOMO
Equity, Class of Treasury Stock [Line Items]
Stock repurchase, shares | shares									992,800
Stock repurchase									¥ 2,773,000,000
Subsequent Event | NTT DOCOMO | Maximum
Equity, Class of Treasury Stock [Line Items]
Common stock acquire number of shares authorized | shares																			99,132,938
Amount of outstanding shares to be acquired																			¥ 192,514,000,000
Retained Earnings
Equity, Class of Treasury Stock [Line Items]
Cancellation of treasury stock			¥ (590,679,000,000)				¥ (818,206,000,000)								¥ 590,679,000,000		818,206,000,000
Additional Paid-In Capital
Equity, Class of Treasury Stock [Line Items]
Cancellation of treasury stock			¥ (8,000,000)												8,000,000		3,000,000
Increase in additional paid-in capital due to stock repurchase															¥ 28,666,000,000	¥ 17,421,000,000	¥ (1,069,000,000)